Equipment - Summary of Property, Plant and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 28
Amortization
Property, plant and equipment at end of period	21	$ 28
Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3
Property, plant and equipment at end of period	2	3
Computer Software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6
Property, plant and equipment at end of period	4	6
Exploration Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	19
Property, plant and equipment at end of period	15	19
Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	218	218
Property, plant and equipment at end of period	218	218
Gross Carrying Amount [Member] | Exploration Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	67	67
Property, plant and equipment at end of period	67	67
Gross Carrying Amount [Member] | Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	15	15
Property, plant and equipment at end of period	15	15
Gross Carrying Amount [Member] | Computer Software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	136	136
Property, plant and equipment at end of period	136	136
Accumulated Depreciation [Member] | Exploration Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	48	43
Amortization	4	5
Property, plant and equipment at end of period	52	48
Accumulated Depreciation [Member] | Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	12	9
Amortization	1	3
Property, plant and equipment at end of period	13	12
Accumulated Depreciation [Member] | Computer Software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	130	126
Amortization	2	4
Property, plant and equipment at end of period	132	130
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	190	178
Amortization	7	12
Property, plant and equipment at end of period	$ 197	$ 190